Note 12 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 12 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 2,257,000	$ 1,642,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	14,487,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	14,475,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	189,000	162,000
Unrecognized Tax Benefits	97,000	83,000	83,000
Domestic Tax Authority [Member]
Note 12 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	165,000
State and Local Jurisdiction [Member]
Note 12 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 159,000